LAURENE E. MACELWEE
Vice President and Assistant Secretary
Office: (949) 219-3233
Fax: (949) 719-0804
Email: Laurene.MacElwee@PacificLife.com
July 29, 2011
Via Electronic Transmission
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Life Funds (File Nos. 333-61366, 811-10385)
Dear Sir or Madam:
On behalf of Pacific Life Funds (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 74 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed on reliance on Rule 485(a) under the Securities Act of 1933, as amended. This PEA is filed for purposes of adding Class A and C shares to the PL Floating Rate Income Fund.
As the facing sheet indicates, PEA No. 74 is scheduled to become effective sixty (60) days after filing. No fees are required in connection with this filing.
Sincerely,
/s/ Laurene E. MacElwee

cc:	Robin S. Yonis, Fund Counsel Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)